CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Allowance for doubtful accounts, accounts receivable	¥ 1,446,994	¥ 1,433,449
Allowance for doubtful accounts, other receivable	17,396	36,773
Allowance for doubtful accounts, loans receivable	320,364	615,592
Allowance for doubtful accounts, contract assets	14,749	2,255
Deferred revenue	82,643	788,906
Payroll and welfare payable	34,540	41,646
Income taxes payable	255,244	320,350
Accrued expenses and other liabilities	726,686	1,229,110
Operating lease liabilities	29,503	125,407
Amounts due to related parties	25,289	29,902
Deferred tax liabilities	¥ 9,280	¥ 17,215
Ordinary shares, shares issued | shares	203,510,681	195,191,000
Ordinary shares, shares outstanding | shares	203,510,681	195,191,000
Class A ordinary shares
Ordinary shares, shares authorized | shares	4,600,000,000	4,600,000,000
Ordinary shares, shares issued | shares	142,348,281	128,228,600
Ordinary shares, shares outstanding | shares	142,348,281	128,228,600
Class B ordinary shares
Ordinary shares, shares authorized | shares	200,000,000	200,000,000
Ordinary shares, shares issued | shares	61,162,400	66,962,400
Ordinary shares, shares outstanding | shares	61,162,400	66,962,400
VIEs
Deferred revenue	¥ 81,246	¥ 772,340
Payroll and welfare payable	29,152	35,958
Income taxes payable	224,533	303,684
Accrued expenses and other liabilities	238,170	1,056,128
Operating lease liabilities	19,100	119,005
Amounts due to related parties	24,146	29,902
Deferred tax liabilities	¥ 5,742	¥ 13,200